Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade and other payables [Abstract]
V.A.T	$ 3,453	$ 6,718
Trade payables	63,528	83,991
Payables to LGI	3,528	15,000
Staff costs to be paid	13,752	13,219
Royalties to be paid	5,287	6,294
Taxes and other debts to be paid	9,734	6,795
To be paid to co-venturers	5,760	4,803
Total trade and other payables	105,042	136,820
Current	100,156	131,345
Non current	$ 4,886	$ 5,475